Operating segments	12 Months Ended
Dec. 31, 2021
Operating segments
Operating segments

30            Operating segments

Operating segments are defined based on business activities that reflect how CODM - Chief Operating Decision Maker reviews financial information for decision.

The Group's CODM is the Group's Board of Director. The CODM is in charge of the operational decisions of resource allocation and performance evaluation. The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment.

The CODM reviews relevant financial data on a consolidated basis for all subsidiaries. CODM makes decisions and regularly evaluates the performance of Group’s services as a whole in a single operational and reportable segment.

The table below summarizes net revenues by geographic region:

.	December 31, 2021	December 31, 2020	December 31, 2019
NAE (North America and Europe)	699,878	471,763	309,365
North America	684,558	451,999	284,321
Europe	15,320	19,764	25,044
LATAM (Latin America)	694,334	435,987	332,692
APJ (Asia, Pacific and Japan)	50,168	48,769	35,106
Total (Note 23)	1,444,380	956,519	677,133

Net revenues by geographic area were determined based on the country where the sale was made. The net revenue from a single customer represents 20% of the Company's total net revenues as of December 31, 2021 (20% as of December 31, 2020 and 8% as of December 31, 2019).

Revenue by client concentration

The following table sets forth net revenue contributed by the top client, and top ten clients for the periods indicated:

.	December 31, 2021	December 31, 2020	December 31, 2019
Top client	283,311	190,599	97,248
Top 10 clients	913,890	644,722	417,547

Geographic information of the Group's non-current assets

The table below summarizes non-current assets, except deferred taxes, based on assets geographic location:

.	December 31, 2021	December 31, 2020	December 31, 2019
Brazil	837,362	97,887	93,016
Abroad:
United States of America	38,417	36,010	32,612
Japan	176	398	1,055
China	2,239	776	545
Canada	284	196	-
Portugal	387	-	-
Other countries	82	111	2
Total	878,947	135,378	127,230